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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      First Q Capital, LLC
           -------------------------------------------------
Address:   888 San Clemente Drive, Suite 180
           -------------------------------------------------
           Newport Beach, California 92660
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -  12239
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Joseph S. Schuchert III
             -----------------------------------------------
Title:       Managing Director
             -----------------------------------------------
Phone:       (949) 720-3000
             -----------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Joseph S. Schuchert III                   Newport Beach, California                     November 12, 2007
 ----------------------------------------    ------------------------------------------   -------------------------------------
               [Signature]                                 [City, State]                                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------------

Form 13F Information Table Entry Total: 74
                                        ---------------------

Form 13F Information Table Value Total: $277,025
                                        ---------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                 FORM 13F INFORMATION TABLE
       COLUMN 1           COLUMN 2  COLUMN 3      COLUMN4            COLUMN5            COLUMN6    COLUMN7          COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE     SHRS OR     SH/    PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER       TITLE OF     CUSIP      (X$1000)    PRN AMT     PRN    CALL   DISCRETION    MGRS      SOLE     SHARED  NONE
                           CLASS
------------------------------------------------------------------------------------------------------------------------------------

Aercap Holdings             Comm    N00985106          93        3,717   SH                Sole      None          3,717
Allegiant Travel Co.        Comm    01748X102          92        3,020   SH                Sole      None          3,020
Allied World Assurance      Comm    G0219G203          91        1,762   SH                Sole      None          1,762
Altra Holdings              Comm    02208R106       5,930      355,731   SH                Sole      None        355,731
American Reprographics      Comm    029263100       8,327      444,811   SH                Sole      None        444,811
Asset Accept Corp           Comm    04543P100          92        7,960   SH                Sole      None          7,960
BARE Escentuals             Comm    067511105          89        3,588   SH                Sole      None          3,588
BARE Escentuals             Comm    067511105       2,106       84,700   SH     CALL       Sole      None         84,700
Basic Energy Services       Comm    06985P100       8,306      395,142   SH                Sole      None        395,142
Basic Energy Services       Comm    06985P100         578       27,500   SH     CALL       Sole      None         27,500
Brookdale Senior Living     Comm    112463104      11,141      279,858   SH                Sole      None        279,858
Builders First Source       Comm    12008R107       6,249      579,697   SH                Sole      None        579,697
Burger King Holdings        Comm    121208201          92        3,607   SH                Sole      None          3,607
CB Richard Ellis Group      Comm    12497T101      14,883      534,595   SH                Sole      None        534,595
Celanese Corp               Comm    150870103      10,547      270,570   SH                Sole      None        270,570
Cinemark Holdings           Comm    17243V102          94        5,051   SH                Sole      None          5,051
Claymont Steel Holdings     Comm    18382P104          91        4,490   SH                Sole      None          4,490
Commvault Systems           Comm    204166102         104        5,629   SH                Sole      None          5,629
Corel Corp                  Comm    21869X103          88        6,839   SH                Sole      None          6,839

                                                 FORM 13F INFORMATION TABLE
       COLUMN 1           COLUMN 2  COLUMN 3      COLUMN4            COLUMN5            COLUMN6    COLUMN7          COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE     SHRS OR     SH/    PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER       TITLE OF     CUSIP      (X$1000)    PRN AMT     PRN    CALL   DISCRETION    MGRS      SOLE     SHARED  NONE
                           CLASS
------------------------------------------------------------------------------------------------------------------------------------

Dice Holdings               Comm    253017107          94        9,101   SH                Sole      None          9,101
Dolan Media Co              Comm    25659P402          93        3,823   SH                Sole      None          3,823
Dominos Pizza               Comm    25754A201          93        5,603   SH                Sole      None          5,603
Dresser-Rand Group          Comm    261208103       8,778      205,519   SH                Sole      None        205,519
Eurand NV                   Comm    N31010106          95        5,897   SH                Sole      None          5,897
Exlservice Holdings         Comm    302081104          93        4,392   SH                Sole      None          4,392
Flagstone Reinsurance
Hldg.                       Comm    G3529T105          92        6,892   SH                Sole      None          6,892
FTD Group                   Comm    30267U108          92        6,215   SH                Sole      None          6,215
Gatehouse Media             Comm    367248109          94        7,410   SH                Sole      None          7,410
Genco Shipping & Trading
Ltd                         Comm    Y2685T107         186        2,840   SH                Sole      None          2,840
Genpact Ltd                 Comm    G3922B107          99        5,838   SH                Sole      None          5,838
Goodman Global Inc          Comm    38239A100      25,448    1,065,670   SH                Sole      None      1,065,670
Goodman Global Inc          Comm    38239A100      31,596    1,323,100   SH     CALL       Sole      None      1,323,100
HHGregg Inc                 Comm    42833L108          86        8,190   SH                Sole      None          8,190
Innophos Hldg               Comm    45774N108       2,639      173,153   SH                Sole      None        173,153
Interline Brands Inc        Comm    458743101          91        3,938   SH                Sole      None          3,938
IPG Photonics               Comm    44980X109          89        4,551   SH                Sole      None          4,551
ITC Hldg                    Comm    465685105          92        1,847   SH                Sole      None          1,847
J Crew Group                Comm    46612H402          90        2,174   SH                Sole      None          2,174

                                                 FORM 13F INFORMATION TABLE
       COLUMN 1           COLUMN 2  COLUMN 3      COLUMN4            COLUMN5            COLUMN6    COLUMN7          COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE     SHRS OR     SH/    PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER       TITLE OF     CUSIP      (X$1000)    PRN AMT     PRN    CALL   DISCRETION    MGRS      SOLE     SHARED  NONE
                           CLASS
------------------------------------------------------------------------------------------------------------------------------------

Koppers Hldg                Comm    50060P106      13,300      344,476   SH                Sole      None        344,476
Lululemon Athletica Inc     Comm    550021109          95        2,259   SH                Sole      None          2,259
Marketaxess                 Comm    57060D108          89        5,946   SH                Sole      None          5,946
Mercadolibre                Comm    58733R102          92        2,527   SH                Sole      None          2,527
Monotype Imaging            Comm    61022P100          90        7,171   SH                Sole      None          7,171
New York & Co Inc           Comm    649295102      10,153    1,664,474   SH                Sole      None      1,664,474
Newstar Financial inc       Comm    65251F105          90        8,021   SH                Sole      None          8,021
Nymex Hldg                  Comm    62948N104         101          779   SH                Sole      None            779
Obagi Medical Product Inc   Comm    67423R108          85        4,627   SH                Sole      None          4,627
Orbitz Worldwide            Comm    68557K109          86        7,647   SH                Sole      None          7,647
Pike Electric Corp          Comm    721283109          92        4,882   SH                Sole      None          4,882
Polypore Intl               Comm    73179V103          92        6,542   SH                Sole      None          6,542
PRA International           Comm    69353C101       8,059      274,120   SH                Sole      None        274,120
Prestige Brands Hldg Inc    Comm    74112D101       2,624      238,972   SH                Sole      None        238,972
Pros Hldg Inc               Comm    74346Y103          93        7,729   SH                Sole      None          7,729
Regency Energy Partners
LP                          Comm    75885Y107          91        3,093   SH                Sole      None          3,093
Rockwood Hldg               Comm    774415103          94        2,623   SH                Sole      None          2,623
Ruth Chris Steak            Comm    783332109          92        6,460   SH                Sole      None          6,460
Seagate Technology          Comm    G7945J104      16,834      658,079   SH                Sole      None        658,079

                                                 FORM 13F INFORMATION TABLE
       COLUMN 1           COLUMN 2  COLUMN 3      COLUMN4            COLUMN5            COLUMN6    COLUMN7          COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE     SHRS OR     SH/    PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER       TITLE OF     CUSIP      (X$1000)    PRN AMT     PRN    CALL   DISCRETION    MGRS      SOLE     SHARED  NONE
                           CLASS
------------------------------------------------------------------------------------------------------------------------------------

Sealy Corp                  Comm    812139301          94        6,683   SH                Sole      None          6,683
Skilled Healthcare Group    Comm    83066R107          92        5,827   SH                Sole      None          5,827
Smart Modular
Technologies                Comm    G82245104       2,447      342,209   SH                Sole      None        342,209
Solera Hldg                 Comm    83421A104          89        4,927   SH                Sole      None          4,927
Spirit Aerosystems Hldg     Comm    848574109          96        2,460   SH                Sole      None          2,460
Syniverse Hldg              Comm    87163F106         139        8,714   SH                Sole      None          8,714
Town Sports Intl Hldg       Comm    89214A102          92        6,077   SH                Sole      None          6,077
Transdigm Group Inc         Comm    893641100      36,410      796,539   SH                Sole      None        796,539
Transdigm Group Inc         Comm    893641100       6,628      145,000   SH      PUT       Sole      None        145,000
TRW Automotive              Comm    87264S106          95        2,985   SH                Sole      None          2,985
Validus Hldg                Comm    G9319H102          92        3,781   SH                Sole      None          3,781
Verifone Hldg               Comm    92342Y109      16,712      376,988   SH                Sole      None        376,988
Warner Chilcott             Comm    G9435N108       5,293      297,845   SH                Sole      None        297,845
Warner Music Group          Comm    934550104         569       56,309   SH                Sole      None         56,309
Warner Music Group          Comm    934550104       2,468      244,400   SH     CALL       Sole      None        244,400
Weight Watchers Intl        Comm    948626106      14,474      251,454   SH                Sole      None        251,454
WNS Hldg                    Comm    92932M101          50        2,893   SH                Sole      None          2,893